Intangible Leases and Goodwill Intangible Assets and Liabilities Amortization Expense (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 31,921	$ 27,604	$ 29,149
Amortization of intangible liabilities	(7,133)	(6,436)	(6,640)
Management Contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	2,900	0	0
Acquired In-place Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	30,966	28,812	29,970
Acquired Above-market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 5,188	$ 5,228	$ 5,819